Note 13 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
(Dollar amounts in thousands)	2017	2016	2015

Current payable	$3,929	$1,998	$1,004
Deferred	293	(93)	558

Total provision	$4,222	$1,905	$1,562

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
(Dollar amounts in thousands)	2017	2016

Deferred tax assets:
Allowance for loan and lease losses	$1,210	$2,243
Supplemental retirement plan	528	382
Investment security basis adjustment	18	66
Nonaccrual interest income	371	456
OREO adjustments	2	26
Accrued compensation	201	261
Other	86	82
Gross deferred tax assets	2,416	3,516

Deferred tax liabilities:
Premises and equipment	356	445
Net unrealized gain on securities	347	618
FHLB stock dividends	139	225
Intangibles	307	449
Mortgage servicing rights	71	103
Deferred origination fees, net	294	63
Acquisition fair value adjustments	250	1
Other	5	5
Gross deferred tax liabilities	1,769	1,909

Net deferred tax assets	$647	$1,607

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
(Dollar amounts in thousands)	2017		2016		2015
		% of		% of		% of
		Pretax		Pretax		Pretax
	Amount	Income	Amount	Income	Amount	Income

Provision at statutory rate	$4,651	34.0%	$2,829	34.0%	$2,866	34.0%
Tax-exempt income	(1,045)	(7.6)%	(1,177)	(14.1)%	(1,347)	(15.9)%
Nondeductible interest expense	32	0.2%	32	0.4%	34	0.4%
Nondeductible merger-related expense	43	0.3%	186	2.2%	-	-%
Stock-based compensation	(50)	(0.4)%	-	-%	-	-%
Change in effective corporate tax rate	401	2.9%	-	-%	-	-%
Other	190	1.5%	35	0.4%	9	-%

Actual tax expense and effective rate	$4,222	30.9%	$1,905	22.9%	$1,562	18.5%